Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Reserves [Abstract]
Schedule of Reserves of Share Based Payments
		Years Ended June 30,
	Notes	2025	2024	2023

(a) Share Based Payments
2,683,471,567 (2024: 3,250,009,092, 2023: 170,042,720) options for fully paid ordinary shares	11(c)	5,342,304	4,806,203	3,972,475

		5,342,304	4,806,203	3,972,475
		Years Ended June 30,
	Notes	2025	2024	2023

(b) Warrants/Free-attaching options
2,154,912,180 free-attaching options (2024: 2,868,466,372 free-attaching options, 2023: 674,694,939) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

1.

On January 8, 2024 a total of 457,142,830 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On January 8, 2024 a total of 1,371,428,567 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On February 2, 2024 a total of 190,476,123 free attaching options with an exercise price of A$0.002, expiring on August 31, 2026 were issued.

On February 2, 2024 a total of 571,428,556 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On April 15, 2024 a total of 285,087,715 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On April 23, 2025 a total of 1,222,300,911 free attaching options with an exercise price if A$0.028, expiring on February 26, 2027 were issued.

Schedule of Movements in Options for Fully Paid Ordinary Shares	Movements in Options for Fully Paid Ordinary Shares
	Years Ended June 30,
	2025		2024		2023
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	3,250,009,092	4,806,203	170,042,720	3,972,475	184,692,720	3,565,918
Options issued during the year	1,392,300,911	-	3,092,563,791	-	-	-
Expired during the year	(1,947,759,704)	(326,544)	-	-	(13,150,000)	(560,014)
Forfeited during the year	(4,650,000)	(93,735)	(5,500,000)	(93,222)	(1,500,000)	(17,150)
Options exercised during the year	(6,428,732)	(23,540)	-	-	-	-
Shares to be issued	-	-	-	45,000	-	-
Share Based Payment expense	-	979,920	-	881,950	-	983,721
End of the year	2,683,471,567	5,342,304	3,250,009,092	4,806,203	170,042,720	3,972,475